Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of lease liabilities
Lease liabilities are presented in the statement of financial position as follows:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Current	3,793	4,459
Non-current	7,929	9,468
Total Lease liabilities	11,722	13,927

Schedule of future minimum lease payments under non-cancellable operating leases
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments (undiscounted cash flows)	14,864	1,654	16,518
Cash flows discounting effect	(6,475)	(575)	(7,050)
Lease liability future payments (discounted cash flows)	8,389	1,079	9,468

Schedule of changes in liabilities arising from financing activities

In thousands of USD	December 31, 2025	Additions and modifications	Payments	Reclassification	Effect of translation	June 30, 2026
Current lease liabilities	3,793	3,575	(3,503)	664	(70)	4,459
Non-current lease liabilities	7,929	2,500	—	(664)	(297)	9,468
Total liabilities from financing activities	11,722	6,075	(3,503)	—	(367)	13,927